Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 7,777
Addition during the period	1,493	7,766
Written off during the period	(3,951)
Effect of exchange rate differences	14	11
Balance at the end of the period	$ 5,333	$ 7,777